Interim condensed consolidated statements of profit or loss - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Interim condensed consolidated statements of profit or loss
Revenue	€ 133,395	€ 170,976
Cost of sales	(61,490)	(72,598)
Gross profit	71,905	98,378
Marketing and selling expenses	(87,093)	(105,591)
General and administrative expenses	(56,754)	(58,065)
Other operating income and expenses	(8,789)	5,457
Loss from operations before non-underlying items	(80,731)	(59,821)
Non-underlying items	6,545	3,143
Loss from operations	(74,186)	(56,678)
Finance cost - net	(12,806)	(13,187)
Loss before income tax	(86,992)	(69,865)
Income tax benefits	208	489
Loss for the period	(86,784)	(69,376)
Attributable to:
- Owners of the Company	(73,154)	(57,317)
- Non-controlling interests	€ (13,630)	€ (12,059)
Loss per share in Euro
Loss per share in Euro - Basic (in Euro per share)	€ (0.62)	€ (0.49)
Loss per share in Euro - Diluted (in Euro per share)	€ (0.62)	€ (0.49)